UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
VIP Global Bond Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (unaudited)

	Principal Amount		Value
BONDS AND NOTES: 97.0%
Australia: 5.8%
AUD	$ 2,400,000	Australian Government Bond
		5.75%, 05/15/21	$2,929,765

Belgium: 5.1%
EUR	1,800,000	Belgian Government Bond
		4.00%, 03/28/17 144A	2,607,301

Canada: 5.4%
CAD	2,700,000	Canadian Government Bond
		2.00%, 06/01/16	2,729,343

France: 5.4%
EUR	1,900,000	French Government Bond
		3.75%, 04/25/17	2,740,809

Germany: 15.1%
EUR	3,000,000	Bundesrepublik Deutschland
		4.75%, 07/04/28	5,305,132
	1,600,000	Kreditanstalt fuer Wiederaufbau
		3.63%, 01/20/20	2,385,485
			7,690,617

Netherlands: 5.3%
EUR	1,900,000	Dutch Government Bond
		4.00%, 07/15/16 Reg S	2,722,603

New Zealand: 7.4%
NZD	4,500,000	New Zealand Government Bond
		6.50%, 04/15/13	3,772,445

United Kingdom: 5.3%
GBP	1,500,000	United Kingdom Gilt
		3.75%, 09/07/20	2,677,818

United States: 42.2%
USD	1,000,000	Caterpillar, Inc.
		7.90%, 12/15/18 (c)	1,345,107
	1,000,000	U.S. Treasury Bond
		6.63%, 02/15/27	1,511,719
		U.S. Treasury Notes
	1,800,000	1.00%, 09/30/16	1,833,890
	4,400,000	1.50%, 08/31/18	4,549,534
	2,500,000	2.13%, 02/29/16	2,628,515
	3,500,000	2.63%, 11/15/20	3,818,010
	5,000,000	3.63%, 02/15/20	5,810,155
			21,496,930

Total Bonds and Notes
(Cost: $40,841,337)			49,367,631

Number
of Shares
MONEY MARKET FUND: 1.8%
(Cost: $916,273)
	916,273	AIM Treasury Portfolio - Institutional Class	916,273

Total Investments: 98.8%
(Cost: $41,757,610)			50,283,904
Other assets less liabilities: 1.2%			604,685
NET ASSETS: 100.0%			$50,888,589

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,607,301, or 5.1% of net assets.

Summary of Investments	% of
by Sector (unaudited)	Investments	Value

Financial	4.7%	$2,385,485
Government	90.8	45,637,039
Industrial	2.7	1,345,107
Money Market Fund	1.8	916,273
	100.0%	$50,283,904

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Bonds and Notes*	$—	$49,367,631	$—	$49,367,631
Money Market Fund	916,273	—	—	916,273
Total	$916,273	$49,367,631	$—	$50,283,904

* See Schedule of Investments for security type and geographic country breakouts.

See Notes to Schedule of Investments

VAN ECK VIP GLOBAL BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, a table that reconciles the valuation of the Fund’s Level 3 investments and presents additional information about valuation methodologies and unobservable inputs, if applicable, is located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2013 was $41,757,610 and net unrealized appreciation aggregated $8,526,294 of which $8,533,612 related to appreciated securities and $7,318 related to depreciated securities.

Subsequent Event–Van Eck VIP Global Bond Fund name changed to Van Eck VIP Unconstrained Emerging Markets Bond Fund on May 1, 2013.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Global Bond Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Global Bond Fund

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Global Bond Fund

Date: May 29, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Global Bond Fund

Date: May 29, 2013